Use of judgements and estimates - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Aug. 26, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 30, 2022	Dec. 31, 2021
Share warrant obligation
Number of warrants converted	20,249,993
Revenue		$ 125,766	$ 109,644	$ 251,837	$ 196,333
Income tax expense		1,252	325	2,025	524
Tax liability		3,661		3,661			$ 814
Trade and other payables		18,989		18,989			26,573
Trade and other receivables		46,229		46,229			45,087
Platform commissions		35,388	29,510	68,839	53,990
Long-term deferred revenue		110,981		110,981			128,074
Deferred revenue		298,326		298,326			294,607
Long-term deferred platform commission fees		105,440		105,440			116,533
Other reserves		169,517		169,517			166,405
Game operation cost		3,310	1,566	6,597	3,795
General and administrative expense		7,441	$ 3,247	13,680	$ 5,479
Accumulated deficit		$ (274,434)		$ (274,434)			$ (327,497)
Probability of recognizing tax uncertainties considered to be probable				75.00%
Probability Of Recognizing Tax Uncertainties Considered To Be Possible				30.00%
Kismet Acquisition One Corp
Share warrant obligation
Number of shares per warrant	1
Exercise price	$ 11.50
Number of warrants converted	20,250,000
Castcrown Ltd
Share warrant obligation
Tax liability						$ 213
Trade and other payables						558
Trade and other receivables						$ 344
Public Warrants
Share warrant obligation
Number of warrants converted	13,499,993
Private Warrants
Share warrant obligation
Number of warrants converted	6,750,000
Historical volatility for shares, measurement input | Warrants
Share warrant obligation
Percentage of increase		10.00%		10.00%
Percentage of decrease		10.00%		10.00%
Increase in fair value				$ 2,650
Decrease in fair value				$ 3,227
SharePriceMeasurementInput
Share warrant obligation
Percentage of increase		10.00%		10.00%
Percentage of decrease		10.00%		10.00%
Increase in fair value				$ 3,390
Decrease in fair value				$ 2,715
Target PayBack On Marketing Investments Measurement Input | MX Capital Limited
Share warrant obligation
Term of increase in input parameters				30 days
Change in fair value of founders earn-outs by decrease in input parameters				$ 230
Change in fair value of sellers earn-outs by decrease in input parameters				477
Change in fair value of call options by decrease in input parameters				20
Change in fair value of put options by decrease in input parameters				$ 1
Term of decrease in input parameters				30 days
Change in fair value of founders earn-outs by increase in input parameters				$ 129
Change in fair value of sellers earn-outs by increase in input parameters				270
Change in fair value of call options by increase in input parameters				0
Change in fair value of put options by increase in input parameters				$ 13
Target PayBack On Marketing Investments Measurement Input | Castcrown Ltd
Share warrant obligation
Term of increase in input parameters				30 days
Change in fair value of call options by decrease in input parameters				$ 304
Term of decrease in input parameters				30 days
Change in fair value of call options by increase in input parameters				$ 568
Weighted average cost of capital, measurement input
Share warrant obligation
Specific Discount Rate On Specific Risks		10.5		10.5
Number of consecutive years				30 years
Risk-free rate , measurement input | MX Capital Limited
Share warrant obligation
Percentage of increase		10.00%		10.00%
Percentage of decrease		10.00%		10.00%
Change in fair value of founders earn-outs by decrease in input parameters				$ 6
Change in fair value of sellers earn-outs by decrease in input parameters				77
Change in fair value of call options by decrease in input parameters				4
Change in fair value of put options by decrease in input parameters				1
Change in fair value of founders earn-outs by increase in input parameters				6
Change in fair value of sellers earn-outs by increase in input parameters				78
Change in fair value of call options by increase in input parameters				4
Change in fair value of put options by increase in input parameters				$ 1
Risk-free rate , measurement input | Castcrown Ltd
Share warrant obligation
Percentage of increase		10.00%		10.00%
Percentage of decrease		10.00%		10.00%
Change in fair value of call options by decrease in input parameters				$ 212
Change in fair value of call options by increase in input parameters				$ 10
Revenue multiple, measurement input | MX Capital Limited
Share warrant obligation
Percentage of increase		10.00%		10.00%
Percentage of decrease		10.00%		10.00%
Change in fair value of call options by decrease in input parameters				$ 557
Change in fair value of put options by decrease in input parameters				50
Change in fair value of call options by increase in input parameters				1,279
Change in fair value of put options by increase in input parameters				$ 751
Revenue multiple, measurement input | Castcrown Ltd
Share warrant obligation
Percentage of increase		10.00%		10.00%
Percentage of decrease		10.00%		10.00%
Change in fair value of call options by decrease in input parameters				$ 925
Change in fair value of call options by increase in input parameters				$ 796
Sigma Measurement Input | MX Capital Limited
Share warrant obligation
Percentage of increase		10.00%		10.00%
Percentage of decrease		10.00%		10.00%
Change in fair value of founders earn-outs by decrease in input parameters				$ 200
Change in fair value of sellers earn-outs by decrease in input parameters				244
Change in fair value of call options by decrease in input parameters				20
Change in fair value of put options by decrease in input parameters				86
Change in fair value of founders earn-outs by increase in input parameters				71
Change in fair value of sellers earn-outs by increase in input parameters				366
Change in fair value of call options by increase in input parameters				20
Change in fair value of put options by increase in input parameters				$ 89
Sigma Measurement Input | Castcrown Ltd
Share warrant obligation
Percentage of increase		10.00%		10.00%
Percentage of decrease		10.00%		10.00%
Change in fair value of call options by decrease in input parameters				$ 571
Change in fair value of call options by increase in input parameters				$ 463
Investee Specific Risks Measurement Input
Share warrant obligation
Specific Discount Rate On Specific Risks		5		5
Useful Life Measurement Input
Share warrant obligation
Number of consecutive years				4 years
Royalty Rate Measurement Input
Share warrant obligation
Net bookings for two consecutive years (as a percent)				26.00%
Royalty Rate Measurement Input | Minimum.
Share warrant obligation
Net bookings for two consecutive years (as a percent)				19.00%
Royalty Rate Measurement Input | Maximum.
Share warrant obligation
Net bookings for two consecutive years (as a percent)				40.00%
Failure Rate Measurement Input
Share warrant obligation
Number of consecutive years				2 years
Failure Rate Measurement Input | Minimum.
Share warrant obligation
Net bookings for two consecutive years (as a percent)				20.00%
Failure Rate Measurement Input | Maximum.
Share warrant obligation
Net bookings for two consecutive years (as a percent)				21.05%